GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
General Information And Summary Of Significant Accounting Policies
Schedule of exercise control

The following table details the entities over which Itaú Corpbanca has the ability to exercise control and, therefore, the entities that it consolidates:

			Direct and Indirect Ownership
			12/31/2017			12/31/2016
		Functional	Direct	Indirect	Total	Direct	Indirect	Total
	Country	Currency	%	%	%	%	%	%
Itaú Chile Corredora de Seguros Ltda. (3)	Chile	Ch$	99.900	—	99.900	99.900	—	99.900
Itaú Administradora General de Fondos S.A. (Ex Itaú Chile Administradora General de Fondos) (3) (10)	Chile	Ch$	99.988	0.001	99.989	99.990	—	99.990
Itaú BBA Corredor de Bolsa Ltda. (3) (8)	Chile	Ch$	—	—	—	99.980	—	99.980
Itaú Coprbanca Corredores de Bolsa (Ex CorpBanca Corredores de Bolsa S.A.) (3) (8)	Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
CorpBanca Administradora General de Fondos S.A. (3) (10)	Chile	Ch$	—	—	—	99.996	0.004	100.000
CorpBanca Corredores de Seguros S.A. (3)	Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras S.A. (4)	Chile	Ch$	99.990	0.001	99.991	99.990	0.010	100.000
CorpLegal S.A. (4)	Chile	Ch$	99.990	0.001	99.991	99.990	0.010	100.000
Itaú Corpbanca Recaudaciones y Cobranzas S.A. (4) (11)	Chile	Ch$	99.999	0.000	99.999	99.990	0.010	100.000
Itaú Corpbanca New York Branch (4) (12)	U.S.	US$	100.000	—	100.000	100.000	—	100.000
Corpbanca Securities Inc (4)(9)	U.S.	US$	—	—	—	100.000	—	100.000
Itaú CorpBanca Colombia (Ex Banco CorpBanca Colombia S.A.) (5)	Colombia	COP$	66.279	—	66.279	66.279	—	66.279
Itaú Corredor de Seguros Colombia S.A. (Ex Helm Corredor de Seguros S.A) (5)	Colombia	COP$	80.000	—	80.000	80.000	—	80.000
Itau Seurities Services Colombia S.A. (Ex CorpBanca Investment Trust Colombia S.A.) (5)	Colombia	COP$	5.499	62.634	68.133	5.499	62.634	68.133
Itaú Comisionista de Bolsa Colombia S.A. (Helm Comisionista de Bolsa S.A.) (5)	Colombia	COP$	2.219	64.807	67.026	2.219	64.807	67.026
Itau Asset Management Colombia S.A. Sociedad Fiduciaria (Ex Helm Fiduciaria S.A) (5)	Colombia	COP$	—	66.266	66.266	—	66.266	66.266
Itaú (Panamá) (Ex Helm Bank (Panamá) S.A.) (6)	Panamá	US$	—	66.279	66.279	—	66.279	66.279
Itaú Casa de Valores S.A. (Ex Helm Casa de Valores (Panamá) S.A.) (7)	Panamá	US$	—	66.279	66.279	—	66.279	66.279

Schedule of impairment to write-off

The internal estimated time frames from initial impairment to write-off are as follows:

Type of loans
Consumer loans with or without collaterals	6 months
Consumer leasing	6 months
Other non-real estate leasing operations	12 months
Other operations without collaterals	24 months
Commercial loans with collaterals	36 months
Real estate leasing (commercial and mortgage)	36 months
Mortgage loans	48 months